UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-05487

                           MERRIMAN INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                     1200 WESTLAKE AVENUE NORTH, SUITE 700
                               SEATTLE, WA 98109
              (Address of principal executive offices) (Zip code)

                               WILLIAM L. NOTARO
                           MERRIMAN INVESTMENT TRUST
                     1200 WESTLAKE AVENUE NORTH, SUITE 700
                               SEATTLE, WA 98109
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-423-4893

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS

GRAPHIC OMITTED  MERRIMAN
                 INVESTMENT TRUST

     MERRIMAN                                      MERRIMAN INVESTMENT TRUST
HIGH YIELD BOND FUND                            1200 Westlake Ave N, Suite 700
                                                      Seattle, WA  98109
                                                       1-800-423-4893
                                                       1-206-285-8877
     MERRIMAN                                       www.merrimanfunds.com
GROWTH & INCOME FUND

                                                     INVESTMENT MANAGER
                                                     Merriman Investment
     MERRIMAN                                        Management Company
 LEVERAGED GROWTH                              1200 Westlake Ave N, Suite 700
       FUND                                          Seattle, WA  98109

                                                       CUSTODIAN AND
                                                       TRANSFER AGENT
                                                US Bancorp Fund Services, LLC
                                                          PO Box 701
SEMI-ANNUAL REPORT                                  Milwaukee, WI  53201
                                                       1-800-224-4743
  PERIOD ENDED
 March 31, 2004

                                                        FUND COUNSEL
                                                    Sullivan & Worcester
                                                    Boston, Massachusetts



                               OFFICERS & TRUSTEES

                    PAUL A. MERRIMAN, President and Trustee

                  WILLIAM L. NOTARO, Executive Vice President,
                             Secretary, Treasurer

                            DAVID A. EDERER, Trustee

                            BEN W. REPPOND, Trustee

Dear Fellow Shareholder:

In the first six months of our current fiscal year, the period ending March 31, 2004, the U.S. stock market continued its strong rally, although March turned out to be a losing month for the U.S. market averages.

All three Merriman Mutual Funds appreciated in this period. Here's a summary of the first-half results:
     * Merriman High Yield Bond Fund:       Up 5.1 percent
     * Merriman Growth & Income Fund:       Up 13.1 percent
     * Merriman Leveraged Growth Fund:      Up 21.4 percent

For perspective, in this six-month period the Nasdaq was up 11.5 percent, the Standard & Poor's 500 Index climbed 13.1 percent and the Morgan Stanley EAFE Index, a broad measure of international stocks, gained 20.8 percent. The average U.S. high-yield bond fund was up 7.4 percent. Those figures are all without timing.

COMMENTARY ON THE STOCK MARKET

     This period was an unusually strong one in the markets as investors continued to regain confidence in the economic recovery. Interest rates remained at 46-year lows, helping keep bond prices up.

     The short-term movements of the market usually defy accurate predictions, and that is why we rely on mechanical timing systems to identify existing upward and downward trends that are likely to persist long enough that investors can reasonably attempt to take advantage of them.

OUR FUNDS

THE MERRIMAN HIGH YIELD BOND FUND invests in U.S. high-yield bond funds that in our belief offer the best opportunities to achieve attractive returns with below-average volatility. When our timing systems indicate declining markets, we shift assets to money-market instruments and other cash equivalents.

In the six months ending March 31, 2004, according to Morningstar, the average of U.S. high-yield bond funds was up 7.4 percent. The Fund gained 5.1 percent.

THE MERRIMAN GROWTH AND INCOME FUND invests primarily in growth-and-income funds. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds, when we are fully invested. Whenever our timing systems indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money-market instruments or other cash equivalents.

In the six months ending March 31, 2004, the Fund gained 13.1 percent. A similar mix of domestic and international funds without timing (the Appropriate Benchmark for this fund) was up 17.5 percent, according to data obtained from Lipper.

THE MERRIMAN LEVERAGED GROWTH FUND'S defensive strategy uses market timing systems similar to those used in the Growth & Income Fund and maintains, when fully invested, a similar balance of U.S. and international equity funds. During rising markets, the Fund takes a more aggressive approach in order to seek above-average returns. The Fund may borrow up to $1 for every $2 of its net assets in order to make additional investments when our timing models indicate a high probability of gains.

In the six months ending March 31, 2004, the fund gained 21.4 percent. A similar mix of domestic and international funds without timing (the Appropriate Benchmark for this fund) was up 17.5 percent, according to data obtained from Lipper.

IN SUMMARY

While the future cannot be known, we believe the diversification and mechanical timing tools we use will continue to help investors participate in market gains and at the same time limit their risk. By investing in the Merriman Mutual Funds, you have put your trust in us. We never forget our duty to live up to that trust, and we will continue to do our best to see that your confidence in us is rewarded.

Sincerely,


SIGNATURE OMITTED


Paul A. Merriman
President

                          MERRIMAN HIGH YIELD BOND FUND
                            Portfolio of Investments
                                 March 31, 2004
                                   (Unaudited)


                                                                    MARKET VALUE
    SHARES                                                           (NOTE 2A)
    ------                                                           ---------
              DOMESTIC BOND FUNDS:  84.09%
              ----------------------------
    32,452    AIM High Yield Fund 'A' . ..........................    $  143,113
    16,993    Federated High Income Bond Fund 'A' ................       136,797
    22,530    Federated High Yield Trust .........................       136,308
    14,853    Fidelity Advisor High Yield Fund 'T' ...............       141,699
    29,412    Goldman Sachs High Yield Fund 'A' ..................       233,824
     1,000    High Income Opportunity Fund .......................         7,160
    15,826    ING High Yield Bond Fund 'A' .......................       140,698
    14,461    Oppenheimer Champion Income Fund 'A' ...............       137,809
    14,365    Oppenheimer High Yield Fund 'A' ....................       137,757
    17,045    Salomon Brothers High Yield Bond Fund 'A' ..........       141,136
    48,544    Value Line Aggressive Income Trust .................       245,146
                                                                         -------
              Total Domestic Bond Funds
              (Cost $1,424,802) ..................................     1,601,447
                                                                       ---------

              MONEY MARKET FUNDS:  4.49%
              --------------------------
    85,453    Saloman Bros Cash Mgmt Fund 'A' ....................        85,453
                                                                          ------
              Total Money Market Funds
              (Cost $85,453)......................................        85,453
                                                                          ------

 PRINCIPAL
    AMOUNT
    ------
              SHORT-TERM DEMAND NOTES:  12.53%
              --------------------------------
   $88,600    American Family Demand Notes
              0.6908%, 04/01/04...................................        88,600
    86,100    US Bank Demand Notes
              0.84%, 04/01/04.....................................        86,100
    64,000    Wisconsin Corp C.U. Demand Notes
              0.76%, 04/01/04.....................................        64,000
                                                                          ------
              Total Short-Term Demand Notes
              (Cost $238,700).....................................       238,700
                                                                         -------
              Total Investment in Securities
              (Cost $1,748,955) (a).......................  101.11%    1,925,600

              Liabilities in Excess
               of Other Assets............................   (1.11)%    (21,083)
                                                            ------       -------
              NET ASSETS..................................  100.00%  $ 1,904,517
                                                            ======   ===========


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

              Gross unrealized appreciation.....................        $176,645
              Gross unrealized depreciation.....................               -
                                                                        --------
              Net unrealized appreciation.......................        $176,645
                                                                        ========

                 See Accompanying Notes to Financial Statements

                          MERRIMAN GROWTH & INCOME FUND
                            Portfolio of Investments
                                 March 31, 2004
                                   (Unaudited)


                                                                    MARKET VALUE
    SHARES                                                            (NOTE 2A)
    ------                                                            ---------
              DOMESTIC EQUITY FUNDS: 54.07%
              -----------------------------
    87,274    American Century Value Fund.........................    $  673,757
    20,288    Columbia Acorn Fund ................................       490,775
    27,294    Columbia Small Cap Fund ............................       669,511
    19,133    Federated Mid-Cap Index Fund .......................       380,548
    10,401    Fidelity Value Fund ................................       677,606
    36,069    Safeco Equity Fund .................................       608,849
    27,849    Scudder Large Company Value Fund ...................       661,131
    33,126    Scudder Trust Dev Fund .............................       619,785
                                                                         -------
              Total Domestic Equity Funds
              (Cost $3,436,351) ..................................     4,781,962
                                                                       ---------

              INTERNATIONAL EQUITY FUNDS:  29.30%
              -----------------------------------
    56,148    Dreyfus Founders WW Growth Fund ....................       658,060
    34,041    Federated Int'l Equity Fund 'A' ....................       548,748
    66,478    ING International Fund .............................       637,525
    36,405    USAA International Fund ............................       747,027
                                                                         -------
              Total International Equity Funds
              (Cost $1,906,662) ..................................     2,591,360
                                                                       ---------

              MONEY MARKET FUNDS:  3.61%
              --------------------------
         3    Columbia Daily Income Fund .........................             3
    13,973    ING Money Market Fund 'A' ..........................        13,973
   305,000    Rydex US Government Fund ...........................       305,000
                                                                         -------
              Total Money Market Funds
              (Cost $318,976) ....................................       318,976
                                                                         -------

 PRINCIPAL
    AMOUNT
    ------
              SHORT-TERM DEMAND NOTES:   13.23%
              ---------------------------------
$  305,200    American Family Demand Notes
              0.6908%, 04/01/04 ..................................       305,200
   436,000    US Bancorp Demand Notes
              0.84%, 04/01/04 ....................................       436,000
   429,400    Wisconsin Corp C.U. Demand Notes
              0.76%, 04/01/04 ....................................       429,400
                                                                         -------
              Total Short Term Demand Notes
              (Cost $1,170,600) ..................................     1,170,600
                                                                       ---------
              Total Investment in Securities
              (Cost $6,832,589 (a) ..........................100.21%   8,862,898

              Liabilities in Excess
               of Other Assets .............................. (0.21)%   (18,295)
                                                              -----     -------
              NET ASSETS ....................................100.00%  $8,844,603
                                                            =======   ==========

(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

              Gross unrealized appreciation ......................    $2,030,309
              Gross unrealized depreciation ......................             -
                                                                      ----------
              Net unrealized appreciation ........................    $2,030,309
                                                                      ==========

                 See Accompanying Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND
                            Portfolio of Investments
                                 March 31, 2004
                                   (Unaudited)

                                                                    MARKET VALUE
    SHARES                                                           (NOTE 2A)
    ------                                                           ---------
              DOMESTIC EQUITY FUNDS:  82.11%
              ------------------------------
    57,819    AIM Invesco Dynamics Fund .......................... $     876,531
    75,515    AIM Invesco Small Cap Growth Fund ..................       870,690
    40,359    American Cent Real Estate Fund .....................       931,883
    41,472    Columbia Acorn Fund ................................     1,003,204
    34,276    Columbia Mid-Cap Value Fund ........................       870,620
    48,021    Columbia Strategic Value Fund Z ....................       897,505
    31,416    Federated Growth Strategies Fund 'A' ...............       868,027
   218,732    Founders Mid-Cap Growth Fund .......................       826,809
    12,222    Fidelity Select Brokerage Fund .....................       648,123
    15,309    Fidelity Select Food Fund ..........................       711,999
    31,003    Fidelity Select Medical Fund .......................     1,007,917
    26,416    Fidelity Select Natural Gas Fund ...................       611,795
     7,676    Fidelity Value Fund ................................       500,065
    27,184    Goldman Sachs M/C Value Fund 'A' ...................       835,375
    60,996    Goldman Sachs Core Lg Cap Value Fund A .............       701,452
    36,550    Safeco Growth Opportunities Fund ...................       962,727
    43,448    Scudder Sec Tr Dev Fund 'S' ........................       812,917
    35,056    Scudder Small Company Value Fund 'S' ...............       952,459
                                                                         -------
              Total Domestic Equity Funds
              (Cost $11,209,419) .................................    14,890,098
                                                                      ----------

              INTERNATIONAL EQUITY FUNDS:  39.98%
              -----------------------------------
    90,852    Dreyfus Founders WW Growth Fund ....................     1,064,791
    62,020    Federated International Equity Fund ................       999,757
    55,770    Goldman Sachs Int'l Growth Fund A ..................       675,378
   114,509    ING International Fund .............................     1,098,144
    31,151    Scudder Global Discovery Fund ......................       922,075
    35,563    Scudder Greater Euro Growth Fund ...................       840,358
    78,944    USAA Emerging Markets Fund .........................       860,493
    38,458    USAA International Fund ............................       789,157
                                                                         -------
              Total International Equity Funds
              (Cost $5,154,501) ..................................     7,250,153
                                                                       ---------

              MONEY MARKET FUNDS:  5.41%
              --------------------------
   980,030    Columbia Money Market Fund .........................       980,030
              (Cost $980,000)                                            -------


 PRINCIPAL
   AMOUNT
   ------
              SHORT-TERM DEMAND NOTES:  2.83%
              -------------------------------
$  512,800    US Bancorp Demand Note
              0.84%, 04/01.04 ....................................       512,800
              (Cost $512,800)                                            -------

              Total Investment in Securities
              (Cost $17,856,750) (a) ....................  130.33%    23,633,081

              Liabilities in Excess
               of Other Assets ..........................  (30.33)%  (5,499,651)
                                                          -------    -----------
              NET ASSETS ..................................100.00%   $18,133,430
                                                          =======    ===========

(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

              Gross unrealized appreciation ......................    $5,788,063
              Gross unrealized depreciation ......................      (11,732)
                                                                        -------
              Net unrealized appreciation ........................    $5,776,331
                                                                      ==========

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 March 31, 2004
                                   (Unaudited)


                                                                              MERRIMAN     MERRIMAN
                                                               MERRIMAN       GROWTH &     LEVERAGED
                                                            HIGH YIELD BOND    INCOME       GROWTH
                                                                 FUND           FUND         FUND
ASSETS
   Investments in securities, at market value
     (identified cost $1,748,955, $6,832,589 and
     $17,856,750, respectively) (Note 2)                       $1,925,600   $8,862,898   $ 23,633,081
   Dividends and interest receivable                                9,446        1,538          674
                                                                    -----        -----          ---
      Total assets                                              1,935,046    8,864,436   23,633,755
                                                                ---------    ---------   ----------
LIABILITIES
   Loan Payable                                                         -            -    5,446,000
   Cash Overdraft                                                      44           48           40
   Distributions to Shareholders                                   23,522            -            -
   Accrued management fees                                            574        9,513       18,120
   Other accrued expenses                                           6,389       10,272       36,165
                                                                    -----       ------       ------
     Total liabilities                                             30,529       19,833    5,500,325
                                                                   ------       ------    ---------
NET ASSETS
   (Applicable to 196,018, 1,021,818, and 1,734,949
   shares of beneficial interest with no par value,
   unlimited number of shares authorized)                      $1,904,517   $8,844,603   $18,133,430
                                                               ==========   ==========   ===========
PRICING OF SHARES
   Net asset value, offering and redemption price per share
   $ 1,904,517 /   196,018 shares                              $     9.72
                                                               ==========
   $8,844,603  / 1,021,818 shares                                           $     8.66
                                                                            ==========
   $18,133,430 / 1,734,949 shares                                                         $    10.45
                                                                                          ==========

NET ASSETS
   At March 31, 2004, net assets consisted of:
     Paid-in capital                                           $2,312,281   $8,781,202   $17,614,696
     Undistributed net investment income (loss)                       767      (69,159)     (223,654)
     Accumulated net realized loss                               (585,176)  (1,897,749)   (5,033,943)
     Unrealized appreciation on investments                       176,645    2,030,309     5,776,331
                                                                  -------    ---------     ---------
                                                               $1,904,517   $8,844,603   $18,133,430
                                                               ==========   ==========   ===========

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
               For the Six Months Ended March 31, 2004 (Unaudited)



                                                         MERRIMAN     MERRIMAN
                                           MERRIMAN      GROWTH &     LEVERAGED
                                       HIGH YIELD BOND    INCOME       GROWTH
                                             FUND          FUND         FUND
INVESTMENT INCOME
   Interest                               $      733   $    2,285   $    1,239
   Dividends                                  76,097       24,193      106,711
                                              ------       ------      -------
     Total investment income                  76,830       26,478      107,950
                                              ------       ------      -------
EXPENSES
   Management fees (Note 3)                   11,937       61,254      122,755
   Accounting services                         4,137       16,350       30,271
   Custodian fees                                654        1,705        1,832
   Transfer agent fees                         5,033        5,033        8,786
   Interest expense (Note 4)                       -            -      136,283
   Professional services                       1,993        6,081       27,683
   Registration fees                             568          568          568
   Insurance and other                           872        2,573        5,451
   Printing                                        -          477          795
   Trustees fees                                 460        1,621        2,892
                                                 ---        -----        -----
   Expenses before reimbursement              25,654       95,662      337,316
                                              ------       ------      -------
   Reimbursement by advisor (Note 3)           7,747           25        5,712
                                               -----           --        -----
   Total expenses                             17,907       95,637      331,604
                                              ------       ------      -------
   Net investment income (loss)               58,923      (69,159)    (223,654)
                                              ------      -------     --------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain from security
    transactions                               47,875     443,916    2,090,279
   Capital gain distributions from regulated
    investment companies                            -      12,640       42,133
   Net  increase in unrealized appreciation/
     depreciation  of investments              15,317     842,515    1,834,016

   Net realized and unrealized gain on
     investments                               63,192   1,299,071    3,966,428

   Net increase in net assets resulting
     from                                  $  122,115   1,229,912    3,742,774

                See Accompanying Notest to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                              MERRIMAN HIGH YIELD                        MERRIMAN GROWTH &
                                                                   BOND FUND                                INCOME FUND
                                                                   ---------                                -----------
                                                         SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                             MARCH 31,       YEAR ENDED           MARCH 31,           YEAR ENDED
                                                               2004         SEPTEMBER 30,           2004             SEPTEMBER 30,
                                                            (UNAUDITED)         2003             (UNAUDITED)             2003
                                                            -----------         ----             -----------             ----
OPERATIONS:
   Net investment income (loss)                             $   58,923        $ 163,289          $  (69,159)          $ (121,700)
   Net realized gain (loss) on investments                      47,875          200,067             443,916             (402,102)
   Capital gain distributions from regulated investment
     companies                                                       -                -              12,640                    -
   Net  increase in unrealized appreciation/depreciation
     on investments                                             15,317          145,327             842,515            1,333,087
                                                                ------          -------             -------            ---------
   Net increase in net assets resulting from operations        122,115          508,683           1,229,912              809,285

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income                    (58,156)        (166,624)                  -                    -

CAPITAL SHARE TRANSACTIONS:
   Decrease in net assets resulting from capital
     share transactions (Note 5)                              (808,055)      (1,841,544)         (1,992,480)          (1,854,706)
                                                              --------       ----------          ----------           ----------
   Total decrease                                             (744,096)      (1,499,485)           (762,568)          (1,045,421)

NET ASSETS
   Beginning of period                                       2,648,613        4,148,098           9,607,171           10,652,592
                                                             ---------        ---------           ---------           ----------
   End of period*                                           $1,904,517       $2,648,613          $8,844,603          $ 9,607,171
                                                            ==========       ==========          ==========          ===========


* Including undistributed net investment income (loss) of:  $      767       $        -          $  (69,159)         $         -
                                                            ==========       ==========          ==========          ===========



                                                                     MERRIMAN LEVERAGED
                                                                         GROWTH FUND
                                                                         -----------
                                                         SIX MONTHS ENDED
                                                             MARCH 31,               YEAR ENDED
                                                               2004                 SEPTEMBER 30,
                                                            (UNAUDITED)                 2003
                                                            -----------                 ----
Operations:
   Net investment loss                                      $ (223,654)               $(409,076)
   Net realized gain (loss) on investments                   2,090,279               (1,597,939)
   Capital gain distributions from regulated investment
    companies                                                   42,133                    5,919
   Net increase in unrealized appreciation/
     depreciation on investments                             1,834,016                4,241,155
                                                             ---------                ---------
   Net increase in net assets resulting from operations      3,742,774                2,240,059


CAPITAL SHARE TRANSACTIONS:
   Decrease in net assets resulting from capital share
      transactions (Note 5)                                 (3,515,627)              (3,298,555)
   Total increase (decrease)                                   227,147               (1,058,496)
                                                               -------               ----------
NET ASSETS
   Beginning of period                                      17,906,283               18,964,779
   End of period*                                          $18,133,430             $ 17,906,283
                                                           -----------             ------------
                                                           $  (223,654)            $          -
                                                           ===========             ============
* Including undistributed net investment loss of:

                 See Accompanying Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND
                             STATEMENT OF CASH FLOWS


                                                                       SIX MONTHS ENDED
                                                                           MARCH 31,                YEAR ENDED
                                                                             2004                  SEPTEMBER 30,
                                                                          (UNAUDITED)                  2003
                                                                          -----------                  ----
CASH FLOWS FROM OPERATING ACTIVITIES:
   Dividends and interest received                                       $  107,470                 $  135,057
   Operating expenses paid                                                 (332,619)                  (202,933)
   Net (purchases) sales of short-term investments                       (1,169,317)                15,696,863
   Purchases of portfolio securities                                     (8,606,325)               (57,663,722)
   Proceeds from sales of portfolio securities                           14,424,267                 38,931,351
   Long-term capital gain distributions received                             42,133                      5,919
                                                                             ------                      -----
   Net cash provided by (used for) operating activities                   4,465,609                 (3,097,465)
                                                                          ---------                 ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from capital shares sold                                        494,758                  4,269,895
   Payments on capital shares redeemed                                   (4,010,385)                (7,568,450)
   Cash dividends paid                                                            -                          -
   Net increase (decrease) in loan payable to custodian bank               (950,000)                 6,396,000
                                                                           --------                  ---------
   Net cash provided by (used for) financing activities                  (4,465,627)                 3,097,445
                                                                         ----------                  ---------
   Net change in cash                                                           (18)                      (20)
   Cash at beginning of period                                                  (22)                       (2)
                                                                                ---                        --
   Cash at end of period                                                 $      (40)               $      (22)
                                                                         ==========                ==========

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS TO NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                  $3,742,774                 $2,240,059
                                                                         ----------                 ----------

   ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM
     OPERATIONS TO NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
   (Increase) decrease in investment securities                             724,180                 (5,678,725)
   (Increase) decrease in dividends and interest receivable                    (480)                    25,494
   (Increase) decrease in receivable for capital stock sold                     150                    292,148
   (Increase) decrease in prepaid expenses                                        -                      4,582
   Increase (decrease) in accrued management fees                              (943)                       386
   Increase (decrease) in other accrued expenses                                (72)                    18,663
   Increase (decrease) in payable for fund shares redeemed                        -                        (72)
                                                                             ------                  ---------
   Total Adjustments                                                        722,835                 (5,337,524)
                                                                            -------                 ----------
     Net cash provided by (used for) operating activities               $ 4,465,609                $(3,097,465)
                                                                        ===========                ===========

See Accompaning Notes to Financial Statements

                                                         MERRIMAN MUTUAL FUNDS
                                                         FINANCIAL HIGHLIGHTS

                              HIGH YIELD BOND FUND
                 (for a share outstanding throughout the period)
                            Year Ended September 30,



                                          2004(a)        2003         2002         2001        2000         1999
                                          -------        ----         ----         ----        ----         ----
Net asset value, beginning of year       $  9.50      $  8.74      $  9.12      $  9.79     $  9.96      $ 10.15
                                         -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income                    0.26         0.47         0.20         0.58        0.43         0.46
Net gains or losses on securities
     (realized and unrealized)              0.22         0.77        (0.39)       (0.67)      (0.17)       (0.19)
                                            ----         ----        -----        -----       -----        -----
     Total from investment operations       0.48         1.24        (0.19)       (0.09)       0.26         0.27
                                            ----         ----        -----        -----        ----         ----
Less distributions:
   From investment income                  (0.26)       (0.48)       (0.19)       (0.58)      (0.43)       (0.46)
                                           -----        -----        -----        -----       -----        -----

Net asset value, end of year             $  9.72      $  9.50      $  8.74      $  9.12     $  9.79      $  9.96
Total return                                5.11%       14.36%       (2.07)%      (1.06)%      2.66%        2.71%
                                            ====        =====        =====        =====        ====         ====

Net assets, end of year ($000)           $ 1,905      $ 2,649      $ 4,148      $ 5,895     $ 7,172      $ 7,976
Ratio of expenses to average net
  assets                                    2.16%b*      1.99%*      1.89%*        1.67%*      1.65%*       1.57%*
Ratio of net income to average
  net assets                                4.95%b       4.62%        2.16%        5.78%       4.27%        4.52%
Portfolio turnover rate                     0.00 %     147.86%      336.37%      675.32%     774.04%      435.08%




                              GROWTH & INCOME FUND
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                            YEAR ENDED SEPTEMBER 30,


                                          2004(a)        2003         2002         2001        2000         1999
                                          -------        ----         ----         ----        ----         ----
Net asset value, beginning of year       $  7.66      $  7.03      $  7.41      $ 10.11     $ 10.34      $  9.87
                                         -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income (loss)            (0.07)       (0.10)       (0.04)        0.11        0.13         0.08
Net gains or losses on securities
     (realized and unrealized)              1.07         0.73        (0.31)       (1.75)       0.44         1.40
                                            ----         ----        -----        -----        ----         ----
     Total from investment operations       1.00         0.63        (0.35)       (1.64)       0.57         1.48
                                            ----         ----        -----        -----        ----         ----
Less distributions:
   From investment income                      -            -        (0.03)       (0.20)      (0.02)       (0.15)
   From realized capital gains                 -            -            -        (0.86)      (0.78)       (0.86)
                                            ----         ----         ----        -----       -----        -----
     Total distributions                       -            -        (0.03)       (1.06)      (0.80)       (1.01)

Net asset value, end of year             $  8.66      $  7.66      $  7.03      $  7.41     $ 10.11      $ 10.34
                                         -------      -------      -------      -------     -------      -------
Total return                               13.05%        8.96%       (4.78)%     (17.46)%      4.96%       13.61%
                                           =====         ====        =====       ======        ====        =====

Net assets, end of year ($000)           $ 8,845      $ 9,607      $10,653      $12,855     $ 8,323      $ 8,762
Ratio of expenses to average net
  assets                                    1.95%b*      2.03%*       1.96%*       2.02%       1.81%        1.79%
Ratio of net income (loss) to average
  net assets                               (1.41)%b     (1.23)%      (0.55)%       1.57%       1.23%        0.68%
Portfolio turnover rate                    39.14%      283.03%      413.29%      414.07%     371.80%      276.73%


(a) Six months ended March 31, 2004 (Unaudited)
(b) Annualized
* Prior to reimbursement from advisor

                 See Accompanying Notes to Financial Statements

                              MERRIMAN MUTUAL FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                              LEVERAGED GROWTH FUND
                     (for a share outstanding throughout the
                                    period)
                            Year Ended September 30,



                                           2004(a)        2003         2002         2001        2000         1999
                                           -------        ----         ----         ----        ----         ----
Net asset value, beginning of year        $  8.61      $  7.53      $  8.09      $ 12.96     $ 12.57      $ 10.66
                                          -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income (loss)             (0.13)       (0.20)       (0.08)        0.04        0.32        (0.06)
Net gains or losses on securities
     (realized and unrealized)               1.97         1.28        (0.41)       (2.59)       1.65         2.63
                                             ----         ----        -----        -----        ----         ----
     Total from investment operations        1.84         1.08        (0.49)       (2.55)       1.97         2.57
                                             ----         ----        -----        -----        ----         ----
Less distributions:
   From investment income                       -            -        (0.07)       (0.28)          -            -
   From realized capital gains                  -            -            -        (2.04)      (1.58)       (0.66)
                                             ----         ----         ----        -----       -----        -----
     Total distributions                        -            -        (0.07)       (2.32)      (1.58)       (0.66)
                                             ----         ----        -----        -----       -----        -----
Net asset value, end of year              $ 10.45      $  8.61      $  7.53      $  8.09     $ 12.96      $ 12.57
                                          =======      =======      =======      =======     =======      =======

Total return                                21.37%       14.34%       (6.12)%     (22.70)%     14.67%       24.33%
Net assets end of year($000)              $18,133      $17,906      $18,965      $22,458     $20,704      $18,754
Ratio of expenses to average net
  assets (a)                                 3.43%c       3.03%*       2.26%*       2.11%*      1.88%        2.60%
Ratio of net income (loss) to average
  net assets                                (2.28)%c     (2.36)%      (0.95)%       1.06%       2.26%       (0.46)%
Portfolio turnover rate                      0.52%      187.66%      515.83%      627.91%     440.73%      307.56%


(a)  Six months ended March 31, 2004 (Unaudited)
(b) Expenses include interest expense of 1.39%, 1.01%, 0.25%, 0.20%, 0.14%, and 0.83% for 2004, 2003, 2002, 2001, 2000, and 1999, respectively.
(c) Annualized
*  Prior to reimbursement from advisor


   INFORMATION RELATING TO OUTSTANDING DEBT DURING THE PERIOD SHOWN BELOW.


                                                                               Average              Average Number
                              Amount of Debt         Amount of Debt           of Shares            Average Amount of
                              Outstanding at           Outstanding           Outstanding            Debt per Share
Period ended                   End of Period        During the Period     During the Period        During the Period
------------                   -------------        -----------------     -----------------        -----------------
March 31, 2004 (unaudited)     $ 5,446,000             $6,354,470             1,965,694                  $3.23

September 30, 2003             $ 6,396,000             $3,715,293             2,295,459                  $1.62

September 30, 2002             $         -            $   783,534             2,617,095                  $0.30

September 30, 2001             $         -            $   335,068             1,862,545                  $0.18

September 30, 2000             $         -            $   196,311             1,585,622                  $0.12

September 30, 1999             $         -             $1,708,403             1,475,597                  $1.16

See Accompanying Notes to Financial Statements

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)



NOTE 1 - ORGANIZATION

     Merriman High Yield Bond Fund, Merriman Growth & Income Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds."

     Each fund has specific investment objectives: The objectives of the High Yield Bond Fund are high income with some consideration to growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

     Capital loss carry forwards, as of September 30, 2003, available to offset furture capital gains, if any, are as follows:

                                                                  EXPIRING
    FUND                                      AMOUNT              THROUGH
    ----                                      ------              -------
    Merriman High Yield Bond Fund            $633,051               2011
    Merriman Growth & Income Fund           2,129,057               2011
    Merriman Leveraged Growth Fund          6,052,868               2011



C. INCOME RECOGNITION. Dividend income and distributions to shareholders are recorded on the "ex-dividend" date. Interest income is accrued daily.

D. SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post-October losses.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the report period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

     Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                          HIGH YIELD BOND       OTHER TWO
                                                FUND              FUNDS
                                                ----              -----
         On the first $250 million             1.000%             1.250%
         On the next $250 million               .875%             1.125%
         On all above $500 million              .750%             1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $30 million in net assets, 1.5% on the next $70 million, and 1% of net assets over $100 million for the Merriman Growth & Income Fund and Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman High Yield Bond Fund.

For the six months ended March 31, 2004, the Advisor made expense reimbursements in the amount of $7,747 to the Merriman High Yield Bond Fund, $25 to the Merriman Growth & Income Fund and $5,912 to the Merriman Leveraged Growth Fund.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

     The Merriman Leveraged Growth Fund pays $14,000 per year (included in interest expense) to maintain an unsecured $7,000,000 bank line of credit;
borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required. Balance outstanding at March 31, 2004 was $5,446,000.

                            MERRIMAN INVESTMENT TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 5 - CAPITAL SHARES

     At March 31, 2004, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                               MERRIMAN HIGH YIELD BOND FUND                  MERRIMAN GROWTH & INCOME FUND
                               -----------------------------                  -----------------------------
                       SIX MONTHS ENDED            YEAR ENDED           SIX MONTHS ENDED          YEAR ENDED
                        MARCH 31, 2004            SEPTEMBER 30,          MARCH 31, 2004          SEPTEMBER 30,
                          (UNAUDITED)                 2003                 (UNAUDITED)               2003
                        SHARES    VALUE        SHARES      VALUE        SHARES     VALUE       SHARES     VALUE
                        ------    -----        ------      -----        ------     -----       ------     -----
Shares sold...........   2,627  $  25,557      21,142  $  197,261      11,642   $  97,366       66,655    $462,958
Shares issued in
   reinvestment  of
   distributions......   3,409     33,094      17,087     159,153           -           -            -           -
                         -----     ------      ------     -------
                         6,036     58,651      38,229     356,414      11,642      97,366       66,655     462,958
Shares redeemed....... (88,775)  (866,706)   (234,221) (2,197,958)   (243,894) (2,089,846)    (327,989) (2,317,664)
                       -------   --------    --------  ----------    --------  ----------     --------  ----------
Net decrease.......... (82,739) $(808,055)   (195,992)$(1,841,544)   (232,252)$(1,992,480)    (261,334)$(1,854,706)
                       =======  =========    ======== ===========    ======== ===========     ======== ===========


                              MERRIMAN LEVERAGED GROWTH FUND
                              ------------------------------
                        SIX MONTHS ENDED            YEAR ENDED
                        MARCH 31, 2004            SEPTEMBER 30,
                          (UNAUDITED)                 2003
                         SHARES    VALUE        SHARES      VALUE
                         ------    -----        ------      -----

Shares sold...........  48,399    $ 494,758     590,077    $4,269,895
Shares issued in
   reinvestment of
   distributions......       -            -           -             -

                        48,399      494,758     590,077     4,269,895
Shares redeemed.......(392,827)  (4,010,385) (1,029,996)   (7,568,450)

Net decrease..........(344,428) $(3,515,627)   (439,919)  $(3,298,555)




NOTE 6 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments and money market funds for the six months ended March 31, 2004 were as follows:

                                              Purchases        Sales
                                              ---------        -----

   Merriman High Yield Bond Fund...........$         -     $   150,000
   Merriman Growth & Income Fund............ 2,974,843       5,220,222
   Merriman Leveraged Growth Fund........... 8,606,325         123,338


                 See Accompanying Notes to Financial Statements

                                                         TRUSTEES AND OFFICERS
                                                              (Unaudited)

     The business of the Funds is managed by the Board of Trustees under Massachusetts law. The Trustees elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Some officers and Trustees of the Trust are also officers and control persons of the Funds' investment manager, as shown below.

                                                                                          NUMBER OF
                                                                     PRINCIPAL          PORTFOLIOS IN     OTHER
                                             TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX  DIRECTORSHIPS
    NAME, ADDRESS              POSITION(S)    AND LENGTH OF         DURING THE           OVERSEEN BY     HELD BY
       AND AGE               HELD WITH FUND    TIME SERVED        PAST FIVE YEARS         DIRECTOR      DIRECTOR
David A. Ederer, Age 61          Trustee         2-22-88 to     Since 1974, Managing            3      Mr. Ederer
4919 NE Laurelcrest Lane                         Present        Partner of D.A. Ederer                 serves as a
Seattle, WA 98105                                               Company, a private                     member of
                                                                investment company. In                 The Board of
                                                                connection therewith, Mr.              Cascade
                                                                Ederer serves as an                    Natural Gas,
                                                                Executive Officer and holds            Inc. (1990 to
                                                                a substantial ownership position       Present)
                                                                in numerous industrial and
                                                                service companies.

Paul A. Merriman, Age 60 *    President and      2-22-88 to     Since 1983, Presdient and Chief 3      None
1200 Westlake Ave N, Suite 700   Trustee         Present        Executive Officer of Merriman
Seattle, WA 98109                                               Capital Management, Inc. an
                                                                investment advisory firm.  Since
                                                                October 1987, General Partner of
                                                                Merriman Investment Management
                                                                Company, the Trust's Investment
                                                                Manager, whose advisory contract
                                                                was assigned to Merriman Capital
                                                                Management, Inc., an affiliated
                                                                company, on January 1, 2002.

William L. Notaro, Age 62    Executive Vice      2-22-88 to     Since 1981, owner of Wm. L. Notaro     3  Mr. Notaro
35011 Rhododendron Dr SE  President, Secretary,  Present        & Company, a Seattle Investment        serves as a
Snoqualmie, WA  98065           Treasurer                       Advisory firm.  Since October 1987        member of
                                                                Exec. Vice President and Chief         The Board of
                                                                Operating Officer of Merriman          The Elite
                                                                Investment Management Company,         Group of
                                                                The Trust's Investment Manager,        Mutual Funds
                                                                whose advisory contract was assigned      (2003)
                                                                to Merriman Capital Management, Inc.
                                                                on January 1, 2002.

Ben W. Reppond, Age 57           Trustee         2-22-88 to     Since 1981, General Manager and 3      None
13217 9th Avenue NW                              Present        Chief Executive Officer, Benefit Port
Seattle, WA 98177                                               NW, an insurance brokerage firm.


* Trustees deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

GRAPHIC OMITTED   MERRIMAN
                  INVESTMENT TRUST
                  1200 Westlake Avenue North Suite 700
                  Seattle, Washington  98109
                  1-800-423-4893

ITEM 2. CODE OF ETHICS.

Not Required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. [RESERVED].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not Applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has no procedures for shareholders to recommend nominees to the Reigstrant's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
(b) As of the date of filing this Form N-CSR, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal half year that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

     Not Required

(b) A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17CFR 270.30a-2(a)):

     Attached hereto

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merriman Investment Trust.

By: /s/ Paul A. Merriman
    --------------------
    Paul A. Merriman
    Principal Executive Officer

Date:  May 25, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Paul A. Merriman
     --------------------
     Paul A. Merriman
     Principal Excutive Officer

Date:  May 25, 2004

By:  /s/ William L. Notaro
     ---------------------
     William L. Notaro
     Secretary, Treasurer and Principal Financial Officer

Date:  May 25, 2004